[Logo of SEI Investments Omitted]

                                              Annual Report as of March 31, 2003





                                                      SEI Asset Allocation Trust

                                            Diversified Conservative Income Fund

                                                   Diversified Conservative Fund

                                         Diversified Global Moderate Growth Fund

                                                Diversified Moderate Growth Fund

                                                  Diversified Global Growth Fund

                                                   Diversified Global Stock Fund

                                                     Diversified U.S. Stock Fund

TABLE OF CONTENTS


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Market Commentary                                                              1
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Management's Discussion and Analysis of Fund Performance                       2
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Report of Independent Accountants                                              9
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Statements of Net Assets                                                      10
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Statements of Operations                                                      18
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Statements of Changes in Net Assets                                           20
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Financial Highlights                                                          22
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Notes to Financial Statements                                                 25
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Trustees and Officers of the Trust                                            30
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Notice to Shareholders                                                        33
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

MARKET COMMENTARY
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2003


MARKET COMMENTARY

INVESTORS WOULD CERTAINLY LIKE TO FORGET THE YEAR ENDING MARCH 31, 2003, AS A DIFFICULT MARKET CLIMATE GRIPPED BOTH GLOBAL MARKETS AND THE GLOBAL ECONOMY.

THERE IS NO MYSTERY ABOUT THE CAUSES OF OUR RECENT BEAR MARKET. The collapse of the tech bubble... concerns over corporate malfeasance... terrorism and its aftermath... the war in Afghanistan and Iraq... North Korea's nuclear threat... SARS... Probably any one of these factors would have been enough, in and of itself, to force investors to the sidelines. The combination of all six was simply overwhelming. Equity markets appeared to finally reach bottom in early October, as investors became more optimistic that the economic recovery might pick up speed and momentum. Although there were a handful of quick, brusque jumps in stocks sprinkled in November, January, and March, the benefits of a somewhat accommodative monetary policy and correcting valuations were unable to offset the negative pressures of ongoing investor anxiety surrounding a sluggish global economy, volatile markets, murky corporate profits, a slew of corporate scandals, and war fears.

GLOBAL INVESTORS CLOSED OUT 2002 WITH ANXIETY AND FEAR, and were plagued throughout the beginning of 2003 by a variety of pressures bundled into a slew of geopolitical and economic fiascos. Things happened in the last 12 months that the markets had never seen before. Fear dictated investor behavior to a degree that we in the U.S. were unaccustomed to and unprepared for. Investors placed an unnaturally large premium on current earnings, practically ignoring future earnings growth. This devastated the growth segment of the equity market for much of the year. They rewarded higher-quality stocks and bonds, and, in the process, created the widest corporate yield spreads in the history of the fixed income market. And by their visceral reaction to a blitz of corporate, economic, financial and political news, investors kept market volatility high. All this played havoc with investment style and sub-style performance, just as it created record-wide differentials in bond returns. Equally important, it so unnerved the American consumer that the economy practically stopped dead in its tracks, revived only for short periods by the lure of cheap financing.

INVESTMENT STYLES AND SECTORS PERFORMED AS WOULD BE EXPECTED WHEN LOOKING BACK ON THE YEAR. There was a significant outperformance of value stocks relative to growth stocks for the majority of the year, though these dispersions abated during the months leading up to and during the war in Iraq. The same list of factors that drove down global equity markets during the last 12 months also pummeled every major global market sector and investment style one way or another. Sharp volatility was most pronounced within the most economically sensitive areas of the market, including technology and selected telecom industries. Technology took the distinction as one of the worst performers for much of the year, as substantial periodic rallies led to even steeper downturns, though the sector gained some ground in 2003 thanks to a few stocks. Collapsed businesses such as Sprint PCS Group, Lucent Technologies, and Brocade Communications Systems dragged down the global telecom sector for the better part of the year, followed by an upturn in European telecom shares in January-March. The energy sector advanced sharply, capitalizing on the rise in oil prices and uncertainty over the Iraq war's effect on future oil supplies.

A LOOK AT THE MAJOR STOCK INDICES REVEALS THE GRIM MARKET ENVIRONMENTS FACING GLOBAL INVESTORS IN THE LAST YEAR. The Morgan Stanley Capital International
(MSCI) All Country World Index, which aggregates stock market trends for 48 global countries, declined by roughly 24% in U.S. dollar terms over the last year. U.S. stocks were the main constraint to global equity returns, dropping about 24% during the period, as measured by the Wilshire 5000 Index. Emerging market equities followed suit, as the MSCI Emerging Markets Free Index declined by about 21% in U.S. dollar terms for the year. Developed international stocks, as measured by the MSCI EAFE Index, fell roughly 23% in U.S. dollar terms.

GLOBAL FIXED INCOME MARKETS WERE LARGELY POSITIVE DURING THE PAST YEAR. High quality bond markets generally serve as safe havens during periods of stock market weakness and volatility. The U.S. fixed income market was no exception in this regard during this recent spell. The investment grade U.S. bond market gained nearly 12% during the year as measured by Lehman Brothers U.S. Aggregate Bond Index. Fixed income returns in developed markets outside of the U.S. even outdid their U.S. counterparts as the Lehman Global Aggregate ex-US Index advanced 29% in U.S. dollar terms. Much of this strength was attributable to a decline in the U.S. dollar relative to the yen and euro currencies during much of the year. Finally, emerging debt markets were positive, climbing roughly 15% in U.S. dollar terms as measured by the J.P. Morgan EMBI+ Index, while high yield offerings also posted solid gains of well over 7%, as measured by the CS First Boston High Yield, Developed Countries Only Index.


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SEI Asset Allocation Trust / Annual Report / March 31, 2003                    1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2003

DIVERSIFIED CONSERVATIVE INCOME FUND

OBJECTIVES
The Diversified Conservative Income Fund seeks to provide current income with the opportunity for capital growth through limited participation in the U.S. equity markets.


STRATEGY
A significant allocation to money market and fixed income funds should provide minimal principal volatility. The Fund is appropriate for investors with shorter time horizons of 2 to 5 years.

The fixed income component of the Fund provides current income. Under normal conditions, 55% of the Fund's assets are allocated to the Core Fixed Income Fund, which invests in intermediate fixed income securities. A 20% allocation to a money market fund provides liquidity and current income, which will fluctuate with the general level of short-term interest rates.

Under normal conditions, 25% of the Fund is allocated to domestic equity funds. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. While the equity component of the Diversified Conservative Income Fund emphasizes large-cap funds, some exposure to small-cap funds is included for diversification and enhanced returns over the longer term.

ANALYSIS
The Diversified Conservative Income Fund, Class A shares returned -1.16% for the fiscal year ending March 31, 2003. The primary constraint to Fund performance came from the large and small-cap areas of the market. Both Large-Cap and Small-Cap strategies incurred substantial losses for the year, as a downturn in consumer and business confidence thwarted consumer spending and delayed business investment hiring amid an already struggling economy. Despite these areas of weakness in the Fund, there was a notable bright spot. On an absolute basis, the Core Fixed Income strategy posted roughly 11% gains over the last year to help curb the Fund's losses. The bond market was buoyed by a Fed rate cut and increased demand for corporate debt amid diminishing corporate governance concerns.


DIVERSIFIED CONSERVATIVE INCOME FUND

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                      Annualized     Annualized     Annualized
                         One Year         3 Year         5 Year      Inception
                           Return         Return         Return        to Date
--------------------------------------------------------------------------------
Diversified Conservative
 Income Fund, Class A      -1.16%          0.95%          3.47%          6.16%
--------------------------------------------------------------------------------
Diversified Conservative
 Income Fund, Class D      -2.17%         -0.06%          2.45%          5.16%
--------------------------------------------------------------------------------
Diversified Conservative
 Income Fund, Class I+     -1.33%          0.89%          3.44%          6.14%
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Comparison of Change in the Value of a $10,000 Investment in the Diversified Conservative Income Fund, Class A, Class D and Class I versus the Lehman Brothers Aggregate Bond Index and the Diversified Conservative Income Benchmark

Diversified Conservative Income Fund, Class A -- $14,944
Diversified Conservative Income Fund, Class I+ -- $14,918
Diversified Conservative Income Benchmark -- $15,296
Lehman Brothers Aggregate Bond Index -- $16,780

           Diversified          Diversified      Diversified     Lehman Brothers
          Conservative         Conservative     Conservative        Aggregate
           Income Fund,        Income Fund,        Income              Bond
             Class A             Class I         Benchmark            Index
6/30/96      $10,000             $10,000          $10,000            $10,000
3/31/97       10,574              10,574           10,593             10,431
3/31/98       12,600              12,600           12,579             11,683
3/31/99       13,510              13,510           13,562             12,440
3/31/00       14,527              14,527           14,582             12,674
3/31/01       14,661              14,661           14,700             14,262
3/31/02       15,119              15,119           15,352             15,024
3/31/03       14,944              14,918           15,296             16,780

Diversified Conservative Income Fund, Class D -- $13,969
Diversified Conservative Income Benchmark -- $15,296
Lehman Brothers Aggregate Bond Index -- $16,780

           Diversified             Diversified            Lehman Brothers
          Conservative            Conservative               Aggregate
           Income Fund,              Income                     Bond
             Class D                Benchmark                   Index
6/30/96      $10,000                 $10,000                  $10,000
3/31/97       10,496                  10,431                   10,593
3/31/98       12,374                  11,683                   12,579
3/31/99       13,140                  12,440                   13,562
3/31/00       13,990                  12,674                   14,582
3/31/01       13,983                  14,262                   14,700
3/31/02       14,278                  15,024                   15,352
3/31/03       13,969                  16,780                   15,296

1 For the period ended March 31, 2003. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 13, 1996 and Class D shares were offered beginning June 21, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

+ Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.


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2                    SEI Asset Allocation Trust / Annual Report / March 31, 2003

DIVERSIFIED CONSERVATIVE FUND

OBJECTIVES
The Diversified Conservative Fund seeks to provide current income with the opportunity for capital growth through participation in the U.S. and international equity markets.

STRATEGY
The Fund includes significant allocations to fixed income funds and moderate allocations to equity funds, including exposure to non-U.S. equity and fixed income funds. It is appropriate for investors with an intermediate time horizon of 4 to 12 years.

The U.S. fixed income component of the Fund invests in intermediate-term bonds with maturities ranging between 5 and 10 years. Intermediate-term bonds provide the Fund with an attractive current yield and a moderate level of volatility. Additionally, exposure to an international fixed income fund provides added diversification and opportunity for enhanced returns.

The Fund's allocation to U.S. equity funds includes investments in both large-cap and small-cap funds, and provides exposure to distinct styles of equity fund management. An allocation to an international stock fund provides additional diversification. The remainder of the Fund is allocated to money market funds, providing liquidity and facilitating transactions.

ANALYSIS
The Diversified Conservative Fund, Class A shares returned -3.65% for the fiscal year ending March 31, 2003. The primary constraint to Fund performance came from the large and small-cap areas of the market. Both Large-Cap and Small-Cap strategies incurred substantial losses for the year, as a downturn in consumer and business confidence thwarted consumer spending and delayed business investment hiring amid an already struggling economy. Despite these areas of weakness in the Fund, there were a few positive returns for the Fund. The Core Fixed Income Fund continued to generate positive returns, as lower interest rates and a high level of safety attracted investors. International fixed income markets also benefited from the global downturn in consumer and business confidence that thwarted consumer spending. However, the high concentration in financial, banking, and insurance stocks in the international equity markets resulted in negative performance. Put simply, these equity markets could not escape the downdraft of depressed stocks and downtrodden economies that spanned the globe.


DIVERSIFIED CONSERVATIVE FUND

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                   Annualized     Annualized        Annualized
                         One Year      3 Year         5 Year         Inception
                           Return      Return         Return           to Date
--------------------------------------------------------------------------------
Diversified Conservative
 Fund, Class A             -3.65%      -3.22%          1.67%             5.28%
--------------------------------------------------------------------------------
Diversified Conservative
 Fund, Class D             -4.61%      -4.21%          0.66%             4.13%
--------------------------------------------------------------------------------
Diversified Conservative
 Fund, Class I+            -3.85%      -3.29%          1.63%             5.25%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Comparison of Change in the Value of a $10,000 Investment in the Diversified Conservative Fund, Class A, Class D and Class I versus the Lehman Brothers Aggregate Bond Index, the Wilshire 5000 Index and the Diversified Conservative Benchmark

Diversified Conservative Fund, Class A -- $14,074
Diversified Conservative Fund, Class I+ -- $14,045
Diversified Conservative Benchmark -- $14,308
Lehman Brothers Aggregate Bond Index -- $16,780
Wilshire 5000 Index -- $13,403

            Diversified    Diversified                   Lehman
           Conservative    Conservative  Diversified     Brothers      Wilshire
               Fund,          Fund,     Conservative     Aggregate       5000
              Class A        Class I      Benchmark     Bond Index       Index
6/30/96       $10,000        $10,000       $10,000        $10,000       $10,000
3/31/97        10,586         10,586        10,541         10,431        11,062
3/31/98        12,952         12,952        12,804         11,683        16,345
3/31/99        14,108         14,108        13,971         12,440        18,484
3/31/00        15,526         15,526        15,329         12,674        22,848
3/31/01        14,447         14,447        14,317         14,262        17,196
3//3102        14,607         14,607        14,725         15,024        17,636
3/31/03        14,074         14,045        14,308         16,780        13,403

Diversified Conservative Fund, Class D -- $13,385
Diversified Conservative Benchmark -- $14,513
Lehman Brothers Aggregate Bond Index -- $16,735
Wilshire 5000 Index -- $14,168

            Diversified                          Lehman
           Conservative       Diversified       Brothers          Wilshire
              Fund,          Conservative       Aggregate           5000
             Class D           Benchmark        Bond Index          Index
7/31/96      $10,000            $10,000          $10 000          $10,000
3/31/97       10,680             10,692           10,403           11,694
3/31/98       12,954             12,987           11,652           17,278
3/31/99       13,969             14,171           12,407           19,539
3/31/00       15,228             15,548           12,640           24,153
3/31/01       14,023             14,522           14,224           18,177
3/31/02       14,032             14,936           14,983           18,643
3/31/03       13,385             14,513           16,735           14,168

1 For the period ended March 31, 2003. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 26, 1996 and Class D shares were offered beginning July 1, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

+ Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.


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SEI Asset Allocation Trust / Annual Report / March 31, 2003                    3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2003

DIVERSIFIED GLOBAL MODERATE GROWTH FUND

OBJECTIVES
The Diversified Global Moderate Growth Fund seeks long-term capital growth through participation in the U.S. and international equity markets. Current income is a secondary consideration.

STRATEGY
The Fund includes significant allocations to both equity and fixed income funds. It is a medium-risk fund which is appropriate for investors with an intermediate time horizon of 5 to 15 years.

The equity component of the Fund provides the opportunity for long-term capital appreciation. Under normal conditions, 48% of the Fund is allocated to four style-specific equity funds invested in U.S. stocks, which lowers the risks inherent in any one particular management style. The allocation to small-cap stock funds provides additional diversification and enhanced returns over the longer term. The equity component is further diversified with exposure to non-U.S. stocks through international and emerging markets funds.

The U.S. fixed income portion of the Fund contains intermediate-term bonds with maturities ranging between 5 and 10 years. Exposure to an international fixed income fund and a high yield bond fund provides added diversification and opportunity for enhanced return.

ANALYSIS
The Diversified Global Moderate Growth Fund, Class A shares returned -11.83% for the fiscal year ending March 31, 2003. The primary constraint to Fund performance came from the large-cap side of the market. Both the Large Cap Growth and Value strategies posted significant declines for the year, as downturns in consumer and business confidence thwarted consumer spending and delayed business investment hiring amid an already struggling economy. The Fund's developed non-U.S. exposure continued to hurt returns. The high concentration in financial, banking, and insurance stocks in international equity markets resulted in negative performance. However, the Core Fixed Income Fund continued to generate positive returns, as lower interest rates and a high level of safety attracted investors. In addition, the Fund's allocation to emerging debt proved highly beneficial during the last 12 months.


DIVERSIFIED GLOBAL MODERATE GROWTH FUND

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                   Annualized     Annualized        Annualized
                         One Year      3 Year         5 Year         Inception
                           Return      Return         Return           to Date
--------------------------------------------------------------------------------
Diversified Global Moderate
 Growth Fund, Class A     -11.83%      -8.62%         -1.18%             3.04%
--------------------------------------------------------------------------------
Diversified Global Moderate
 Growth Fund, Class D     -12.69%      -9.54%         -2.18%             1.97%
--------------------------------------------------------------------------------
Diversified Global Moderate
 Growth Fund, Class I+    -12.11%      -8.71%         -1.24%             2.99%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Comparison of Change in the Value of a $10,000 Investment in the Diversified Global Moderate Growth Fund, Class A, Class D and Class I versus the Lehman Brothers Aggregate Bond Index, the Wilshire 5000 Index and the Diversified Global Moderate Growth Benchmark

Diversified Global Moderate Growth Fund, Class A -- $11,878
Diversified Global Moderate Growth Fund, Class I+ -- $11,840
Diversified Global Moderate Growth Benchmark -- $12,305
Lehman Brothers Aggregate Bond Index -- $15,997
Wilshire 5000 Index -- $12,194

            Diversified   Diversified  Diversified
               Global        Global       Global        Lehman
              Moderate      Moderate    Moderate       Brothers         Wilshire
            Growth Fund,  Growth Fund,   Growth        Aggregate          5000
              Class A       Class I+    Benchmark     Bond Index          Index
12/31/96      $10,000       $1,0000      $10,000        $10,000         $10,000
3/31/97        10,027        10,027        9,944         10,025          10,064
3/31/98        12,602        12,602       11,138         12,458          14,870
3/31/99        13,185        13,185       11,860         13,282          16,817
3/31/00        15,564        15,564       12,082         15,506          20,787
3/31/01        13,200        13,200       13,596         13,374          15,644
3/31/02        13,472        13,472       14,322         13,770          16,045
3/31/03        11,878        11,840       15,997         12,305          12,194

Diversified Global Moderate Growth Fund, Class D -- $11,134
Diversified Global Moderate Growth Benchmark -- $12,305
Lehman Brothers Aggregate Bond Index -- $15,997
Wilshire 5000 Index -- $12,194

           Diversified     Diversified       Lehman
              Global         Global         Brothers
             Moderate       Moderate       Aggregate       Wilshire
            Growth Fund,     Growth           Bond           5000
             Class A        Benchmark        Index           Index
12/31/96     $10,000         $10,000        $10,000        $10,000
3/31/97        9,993           9,944         10,025         10,064
3/31/98       12,429          11,138         12,458         14,870
3/31/99       12,869          11,860         13,282         16,817
3/31/00       15,042          12,082         15,506         20,787
3/31/01       12,618          13,596         13,374         15,644
3/31/02       12,752          14,322         13,770         16,045
3/31/03       11,134          15,997         12,305         12,194

1 For the period ended March 31, 2003. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning December 13, 1996 and Class D shares were offered beginning December 5, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and the redemption of Fund shares.

+ Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

--------------------------------------------------------------------------------
4                    SEI Asset Allocation Trust / Annual Report / March 31, 2003

DIVERSIFIED MODERATE GROWTH FUND

OBJECTIVES
The Diversified Moderate Growth Fund seeks to provide long-term growth of capital with a limited level of current income.

STRATEGY
The Fund includes significant allocations to both equity and fixed income funds, including a non-U.S. equity fund. It is a medium-risk fund which is appropriate for investors with an intermediate time horizon of 5 to 15 years.

The equity component of the Fund provides the opportunity for long-term capital appreciation. Under normal conditions, 48% of the Fund is allocated to four style-specific equity funds invested in U.S. stocks, which lowers the risks inherent in any one particular management style. The allocation to small-cap stock funds provides additional diversification and enhanced returns over the longer term. In addition, under normal conditions, 12% of the Fund is allocated to a non-U.S. equity fund which provides further diversification and enhanced returns over the longer term with lower volatility.

Under normal conditions, 39% of the Fund is allocated to a U.S. fixed income fund and an international fixed income fund to provide current income and a moderating effect on the volatility of returns. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

ANALYSIS
The Diversified Moderate Growth Fund, Class A shares returned -11.86% for the fiscal year ending March 31, 2003. The primary constraint to Fund performance came from the large and small-cap areas of the market, with growth stocks diving the farthest south. Both Large-Cap and Small-Cap strategies incurred substantial losses for the year, as a downturn in consumer and business confidence thwarted consumer spending and delayed business investment hiring amid an already struggling economy. The Fund's developed non-U.S. exposure continued to hurt returns. Despite these areas of weakness within the Fund, there were some notable bright spots that helped to curb losses. Several advances in the strength of the Euro and Yen currencies relative to the U.S. dollar pushed international fixed income markets higher. The Core Fixed Income Fund continued to generate positive returns, as lower interest rates and a high level of safety attracted investors.

DIVERSIFIED MODERATE GROWTH FUND

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                   Annualized     Annualized        Annualized
                         One Year      3 Year         5 Year         Inception
                           Return      Return         Return           to Date
--------------------------------------------------------------------------------
Diversified Moderate
 Growth Fund, Class A     -11.86%      -8.68%         -0.95%             4.13%
--------------------------------------------------------------------------------
Diversified Moderate
 Growth Fund, Class D     -12.69%      -9.57%         -1.91%             3.06%
--------------------------------------------------------------------------------
Diversified Moderate
 Growth Fund, Class I+    -12.04%      -8.74%         -0.99%             4.10%
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Comparison of Change in the Value of a $10,000 Investment in the Diversified Moderate Growth Fund, Class A, Class D and Class I, versus the Lehman Brothers Aggregate Bond Index, the Wilshire 5000 Indexand the Diversified Moderate Growth Benchmark

Diversified Moderate Growth Fund, Class A -- $13,133
Diversified Moderate Growth Fund, Class I+ -- $13,106
Diversified Moderate Growth Benchmark -- $13,541
Lehman Brothers Aggregate Bond Index -- $16,780
Wilshire 5000 Index -- $13,403

            Diversified   Diversified
              Moderate      Moderate  Diversified       Lehman
               Growth        Growth     Moderate       Brothers         Wilshire
                Fund,         Fund,      Growth        Aggregate          5000
              Class A       Class I+   Benchmark      Bond Index          Index
6/30/96       $10,000       $10,000     $10,000        $10,000           $10,000
3/31/97        10,670        10,670      10,663         10,431            11,062
3/31/98        13,773        13,773      13,640         11,683            16,345
3/31/99        14,994        14,994      14,959         12,440            18,484
3/31/00        17,242        17,242      17,066         12,674            22,848
3/31/01        14,837        14,837      14,822         14,262            17,196
3/31/02        14,901        14,901      15,133         15,024            17,636
3/31/03        13,133        13,106      13,541         16,780            13,403

Diversified Moderate Growth Fund, Class D -- $12,287
Diversified Moderate Growth Benchmark -- $13,584
Lehman Brothers Aggregate Bond Index -- $17,005
Wilshire 5000 Index -- $13,293

              Diversified   Diversified   Lehman
                Moderate     Moderate    Brothers       Wilshire
              Growth Fund,     Growth    Aggregate        5000
                Class D      Benchmark  Bond Index       Index
5/31/96         $10,000      $10,000     $10,000        $10,000
3/31/97          10,571       10,571      10,972         10,697
3/31/98          13,530       11,840      16,211         13,684
3/31/99          14,574       12,607      18,333         15,007
3/31/00          16,614       12,844      22,661         17,120
3/31/01          14,163       14,453      17,055         14,869
3/31/02          14,073       15,225      17,491         15,181
3/31/03          12,287       17,005      13,293         13,584

1 For the period ended March 31, 2003. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 10, 1996 and Class D shares were offered beginning May 30, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

+ Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2003                    5

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2003

DIVERSIFIED GLOBAL GROWTH FUND

OBJECTIVES
The Diversified Global Growth Fund seeks long-term capital growth through participation in the U.S. and international equity markets. Current income is a secondary consideration.

STRATEGY
The majority of the Fund is allocated to equity funds, including exposure to non-U.S. equities. There is also a modest allocation to fixed income funds. Because of its commitment to equities, the Fund is appropriate for investors with a longer time horizon of 10 to 20 years.

The domestic equity portion of the Fund invests primarily in large- and some small-sized companies, and provides exposure to distinct styles of growth and value equity fund management. Diversification is further enhanced through exposure to international and emerging markets funds.

The U.S. fixed income portion of the Fund contains intermediate-term bonds with maturities ranging between 5 and 10 years. Additionally, exposure to an international fixed income fund and a high yield bond fund provides added diversification and opportunity for enhanced return. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

ANALYSIS
The Diversified Global Growth Fund, Class A Shares returned -19.30% for the fiscal year ending March 31, 2003. The primary constraint to Fund performance came from the large-cap side of the market. Both the Large Cap Growth and Value strategies posted significant declines for the year, as downturns in consumer and business confidence thwarted consumer spending and delayed business investment hiring amid an already struggling economy. The Fund's developed non-U.S. exposure continued to hurt returns. The high concentration in financial, banking, and insurance stocks in international equity markets resulted in negative performance. There were a handful of bright spots to help curb losses over the last 12 months. The Core Fixed Income Fund continued to generate positive returns, as lower interest rates and a high level of safety attracted investors. In addition, the Fund's allocation to emerging debt proved highly beneficial as investors sought safety amid continued political reform and Venezuela's two-month, nation-wide strike.

DIVERSIFIED GLOBAL GROWTH FUND

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                   Annualized     Annualized        Annualized
                         One Year      3 Year         5 Year         Inception
                           Return      Return         Return           to Date
--------------------------------------------------------------------------------
Diversified Global
 Growth Fund, Class A     -19.30%     -13.75%         -3.65%             2.34%
--------------------------------------------------------------------------------
Diversified Moderate
 Growth Fund, Class D     -20.10%     -14.61%         -4.64%             1.23%
Diversified Moderate
 Growth Fund, Class I+    -19.38%     -13.78%         -3.67%             2.32%
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Comparison of Change in the Value of a $10,000 Investment in the Diversified Global Growth Fund, Class A, Class D and Class I, versus the Lehman Brothers Aggregate Bond Index, the Wilshire 5000 Indexand the Diversified Global Growth Benchmark

Diversified Global Growth Fund, Class A -- $11,678
Diversified Global Growth Fund, Class I+ -- $11,666
Diversified Global Growth Benchmark -- $12,131
Lehman Brothers Aggregate Bond Index -- $16,780
Wilshire 5000 Index -- $13,403
MSCI EAFE Index -- $8,186

            Diversified  Diversified
              Global       Global    Diversified      Lehman
              Growth       Growth      Global        Brothers          Wilshire            MSCI
               Fund,        Fund,      Growth        Aggregate           5000              EAFE
              Class A     Class I+    Benchmark     Bond Index          Index             Index
6/30/96       $10,000      $10,000     $10,000        $10,000          $10,000           $10,000
3/31/97        10,789       10,789      10,431         11,062            9,988            10,777
3/31/98        14,066       14,066      11,683         16,345           11,847            13,897
3/31/99        14,717       14,717      12,440         18,484           12,565            14,886
3/31/00        18,200       18,200      12,674         22,848           15,718            18,057
3/31/01        14,303       14,303      14,262         17,196           11,653            14,406
3/31/02        14,470       14,470      15,024         17,636           10,663            14,733
3/31/03        11,678       11,666      16,780         13,403            8,168            12,131

Diversified Global Growth Fund, Class D -- $10,875
Diversified Global Growth Benchmark -- $12,146
Lehman Brothers Aggregate Bond Index -- $17,005
Wilshire 5000 Index -- $13,293
MSCI EAFE Index -- $8,232

              Diversified   Diversified   Lehman
                Global        Global     Brothers       Wilshire          MSCI
              Growth Fund,    Growth     Aggregate        5000            EAFE
                Class D     Benchmark   Bond Index       Index           Index
5/31/96         $10,000      $10,000     $10,000        $10,000         $10,000
3/31/97          10,670       10,571      10,972         10,044          10,790
3/31/98          13,787       11,840      16,211         11,914          13,913
3/31/99          14,270       12,607      18,333         12,636          14,904
3/31/00          17,465       12,844      22,661         15,806          18,079
3/31/01          13,598       14,453      17,055         11,718          14,423
3/31/02          13,610       15,225      17,491         10,722          14,750
3/31/03          10,875       17,005      13,293          8,232          12,146

1 For the period ended March 31, 2003. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 13, 1996 and Class D shares were offered beginning May 30, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

+ Class I Shares performance for the period prior to July 31, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.


--------------------------------------------------------------------------------
6                    SEI Asset Allocation Trust / Annual Report / March 31, 2003

DIVERSIFIED GLOBAL STOCK FUND

OBJECTIVES
The Diversified Global Stock Fund seeks long-term capital growth through participation in the U.S. and international equity markets.


STRATEGY
The Fund invests almost exclusively in U.S. and non-U.S. equities. Because of this Fund's commitment to equities, it is suitable for investors with longer time horizons, who can withstand a high level of principal volatility.

The Fund is invested primarily in large-cap funds. This provides exposure to distinct styles of equity fund management, including value and growth styles. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, which reduces the volatility of returns. In addition, a portion of the Fund is allocated to small-cap funds to capture the enhanced returns and diversification benefits offered by smaller companies. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

ANALYSIS
The Diversified Global Stock Fund, Class A shares returned -26.11% for the fiscal year ending March 31, 2003. The primary constraint to Fund performance came from the large cap side of the market. Both the Large-Cap Growth and Value strategies posted significant declines for the year, as downturns in consumer and business confidence thwarted consumer spending and delayed business investment hiring amid an already struggling economy. The Fund's developed and emerging non-U.S. equity exposures also hurt returns. Additionally, sharp volatility in the technology sector continued to weigh on returns. The high concentration in financial, banking, and insurance stocks in international equity markets resulted in negative performance as well.

DIVERSIFIED GLOBAL STOCK FUND

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                   Annualized     Annualized        Annualized
                         One Year      3 Year         5 Year         Inception
                           Return      Return         Return           to Date
--------------------------------------------------------------------------------
Diversified Global Stock
 Fund, Class A            -26.11%     -18.66%         -6.27%            -0.30%
--------------------------------------------------------------------------------
Diversified Global Stock
 Fund, Class D            -26.84%     -19.49%         -7.23%            -1.32%
--------------------------------------------------------------------------------
Diversified Global Stock
 Fund, Class I+           -26.16%     -18.67%         -6.28%            -0.31%
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Comparison of Change in the Value of a $10,000 Investment in the Diversified Global Stock Fund, Class A, Class D and Class I, versus the Wilshire 5000 Index, the MSCI EAFE Index and the DiversifiedGlobal Stock Benchmark

Diversified Global Stock Fund, Class A -- $9,802
Diversified Global Stock Fund, Class I+ -- $9,796
Diversified Global Stock Benchmark -- $10,321
MSCI EAFE Index -- $8,067
Wilshire 5000 Index -- $12,194

            Diversified  Diversified
              Global       Global    Diversified
              Stock        Stock       Global         MSCI         Wilshire
               Fund,        Fund,      Stock          EAFE          5000
             Class A      Class I+    Benchmark       Index         Index
12/31/96     $10,000      $10,000     $10,000        $10,000       $10,000
3/31/97       10,058       10,058      10,092          9,844        10,064
3/31/98       13,548       13,548      13,455         11,675        14,870
3/31/99       14,119       14,119      14,390         12,383        16,817
3/31/00       18,211       18,211      18,089         15,490        20,787
3/31/01       13,259       13,259      13,383         11,484        15,644
3/31/02       13,266       13,266      13,581         10,508        16,045
3/31/03        9,802        9,796      10,321          8,067        12,194

Diversified Global Stock Fund, Class D -- $9,195
Diversified Global Stock Benchmark -- $10,321
MSCI EAFE Index -- $8,067
Wilshire 5000 Index -- $12,194

              Diversified    Diversified
                Global         Global           MSCI           Wilshire
              Stock Fund,      Stock            EAFE             5000
                Class D       Benchmark        Index            Index
12/31/96        $10,000        $10,000        $10,000          $10,000
3/31/97          1,0031         10,092          9,844           10,064
3/31/98          13,380         13,455         11,675           14,870
3/31/99          13,812         14,390         12,383           16,817
3/31/00          17,621         18,089         15,490           20,787
3/31/01          12,703         13,383         11,481           15,644
3/31/02          12,569         13,581         10,508           16,045
3/31/03           9,195         10,321          8,067           12,194

1 For the period ended March 31, 2003. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning December 9, 1996 and Class D shares were offered beginning December 5, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

+ Class I Shares performance for the period prior to July 31, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2003                    7

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2003

DIVERSIFIED U.S. STOCK FUND

OBJECTIVES
The Diversified U.S. Stock Fund seeks long-term capital growth through a diversified U.S. equity strategy.

STRATEGY
The Fund invests almost exclusively in U.S. equities. Because of this Fund's commitment to equities, it is suitable for investors with longer time horizons, who can withstand a high level of principal volatility.

The Fund is invested primarily in large-cap funds. This provides exposure to distinct styles of equity fund management, including value and growth styles. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, which reduces the volatility of returns. In addition, a portion of the Fund is allocated to small-cap to capture the enhanced returns and diversification benefits offered by smaller companies. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

ANALYSIS
The Diversified U.S. Stock Fund, Class A shares returned -25.78% for the fiscal year ending March 31, 2003. The primary constraint to Fund performance came from the large cap side of the market. Both the large- cap growth and value strategies posted significant declines for the year, as downturns in consumer and business confidence thwarted consumer spending and delayed business investment hiring amid an already struggling economy. High volatility in the technology sector continued to weigh on returns as well.

Diversified U.S. Stock Fund

                         AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------
                                       Annualized   Annualized    Annualized
                             One Year    3 Year       5 Year      Inception
                              Return     Return       Return       to Date
--------------------------------------------------------------------------------
Diversified U.S. Stock
 Fund, Class A               -25.78%     -17.33%      -5.48%        3.46%
--------------------------------------------------------------------------------
Diversified U.S. Stock
 Fund, Class D               -26.50%     -18.16%      -6.43%        2.34%
--------------------------------------------------------------------------------
Diversified U.S. Stock
 Fund, Class I+              -25.81%     -17.34%      -5.48%        3.45%
--------------------------------------------------------------------------------
Comparison of Change in the Value of a $10,000 Investment in the Diversified U.S. Stock Fund, Class A, Class D and Class I versus the Wilshire 5000 Index Index and the Diversified U.S. Stock Benchmark

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified U.S. Stock Fund, Class A -- $12,564
Diversified U.S. Stock Fund, Class I+ -- $12,559
Wilshire 5000 Index -- $13,293
Diversified U.S. Stock Benchmark -- $12,761

               Diversified      Diversified
                   U.S.             U.S.                         Diversified
                  Stock            Stock         Wilshire           U.S.
                  Fund,            Fund,           5000            Stock
                 Class A          Class I+         Index          Benchmark
6/30/96         $10,000          $10,000          $10,000          $10,000
3/31/97          11,070           11,070           10,972           11,050
3/31/98          16,650           16,650           16,211           16,239
3/31/99          18,203           18,203           18,333           17,988
3/31/00          22,235           22,235           22,661           22,016
3/31/01          16,734           16,734           17,055           16,538
3/31/02          16,928           16,928           17,491           16,942
3/31/03          12,564           12,559           13,293           12,761

Diversified U.S. Stock Benchmark -- $13,544
Diversified U.S. Stock Fund, Class D -- $12,469
Wilshire 5000 Index -- $14,168

                Diversified       Diversified
                   U.S.               U.S.            Wilshire
                  Stock           Stock Fund,           5000
                Benchmark          Class D              Index
6/31/96          $10,000           $10,000            $10,000
3/31/97           11,677            11,694             11,729
3/31/98           17,382            17,278             17,236
3/31/99           18,804            19,539             19,093
3/31/00           22,749            24,153             23,368
3/31/01           16,959            18,177             17,554
3/31/02           16,964            18,643             17,982
3/31/03           12,469            14,168             13,544

1 For the period ended March 31, 2003. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning May 13, 1996 and Class D shares were offered beginning July 1, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

+ Class I Shares performance for the period prior to September 4, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

--------------------------------------------------------------------------------
8                    SEI Asset Allocation Trust / Annual Report / March 31, 2003

SEI ASSET ALLOCATION TRUST -- MARCH 31, 2003

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF SEI ASSET ALLOCATION TRUST

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund, and Diversified U.S. Stock Fund (constituting SEI Asset Allocation Trust, hereafter referred to as the "Trust") at March 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years and the period then ended and the financial highlights for the five years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted out audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at March 31, 2003 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
May 9, 2003

--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2003                    9

STATEMENT OF NET ASSETS

Diversified Conservative Income Fund

March 31, 2003

------------------------------------------------------------------------
                                                          Market Value
Description                                       Shares  ($ Thousands)
------------------------------------------------------------------------
EQUITY FUNDS -- 24.9%
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A              545,576       $ 7,425
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A               504,692         7,132
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A               84,923           839
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                60,827           826
                                                               -------
Total Equity Funds
   (Cost $21,738)                                               16,222
                                                               -------
FIXED INCOME FUND -- 55.4%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A           3,420,739        36,191
                                                               -------
Total Fixed Income Fund
   (Cost $35,316)                                               36,191
                                                               -------
MONEY MARKET FUND -- 20.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A           13,022,663        13,023
                                                               -------
Total Money Market Fund
   (Cost $13,023)                                               13,023
                                                               -------
Total Investments -- 100.3%
   (Cost $70,077)                                               65,436
                                                               -------

------------------------------------------------------------------------
                                                          Market Value
Description                                               ($ Thousands)
------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.3)%
Receivable from Administrator                                     $  2
Investment Advisory Fees Payable                                    (6)
Distribution & Shareholder Servicing Fees Payable                  (11)
Other Assets and Liabilities                                      (147)
                                                               -------
Total Other Assets & Liabilities, Net                             (162)
                                                               -------
NET ASSETS:
Paid-In-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 4,933,072 outstanding shares
   of beneficial interest                                       54,888
Paid-In-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 1,259,532 outstanding shares
   of beneficial interest                                       14,097
Paid-In-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 166,567 outstanding shares
   of beneficial interest                                        1,710
Undistributed net investment income                                316
Accumulated net realized loss on investments                    (1,096)
Net unrealized depreciation on investments                      (4,641)

Total Net Assets -- 100.0%                                     $65,274
                                                               =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($50,716,428/4,933,072 shares)                               $10.28
                                                               =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($12,846,808/1,259,532 shares)                               $10.20
                                                               =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($1,710,359/166,567 shares)                                  $10.27
                                                               =======

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
10                   SEI Asset Allocation Trust / Annual Report / March 31, 2003

Diversified Conservative Fund

March 31, 2003

------------------------------------------------------------------------
                                                          Market Value
Description                                       Shares  ($ Thousands)
------------------------------------------------------------------------
EQUITY FUNDS -- 39.4%
   SEI Institutional International Trust
     International Equity Fund, Class A          793,205       $ 5,179
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A              721,067         9,814
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A               665,246         9,400
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A              110,303         1,090
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                80,749         1,096
                                                               -------
Total Equity Funds
   (Cost $36,373)                                               26,579
                                                               -------
FIXED INCOME FUNDS -- 59.7%
   SEI Institutional International Trust
     International Fixed Income
     Fund, Class A                                12,422           145
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A           3,800,271        40,207
                                                               -------
Total Fixed Income Funds
   (Cost $39,961)                                               40,352
                                                               -------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A              698,023           698
                                                               -------
Total Money Market Fund
   (Cost $698)                                                     698
                                                               -------
Total Investments -- 100.1%
   (Cost $77,032)                                               67,629
                                                               -------

------------------------------------------------------------------------
                                                          Market Value
Description                                               ($ Thousands)
------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%
Receivable from Administrator                                  $     2
Investment Advisory Fees Payable                                    (6)
Distribution & Shareholder Servicing Fees Payable                   (9)
Administrative Servicing Fees Payable                               (1)
Other Assets and Liabilities                                       (40)
                                                               -------
Total Other Assets & Liabilities, Net                              (54)
                                                               -------
NET ASSETS:
Paid-In-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 6,149,420 outstanding shares
   of beneficial interest                                       63,879
Paid-In-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 888,678 outstanding shares
   of beneficial interest                                       10,776
Paid-in-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 394,257 outstanding shares
   of beneficial interest                                        3,666
Undistributed net investment income                                342
Accumulated net realized loss on investments                    (1,685)
Net unrealized depreciation on investments                      (9,403)

Total Net Assets -- 100.0%                                     $67,575
                                                               =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($55,938,701/6,149,420 shares)                                $9.10
                                                               =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($8,053,025/888,678 shares)                                   $9.06
                                                               =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($3,582,796/394,257 shares)                                   $9.09
                                                               =======

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2003                   11

STATEMENT OF NET ASSETS

Diversified Global Moderate Growth Fund

March 31, 2003

------------------------------------------------------------------------
                                                          Market Value
Description                                       Shares  ($ Thousands)
------------------------------------------------------------------------
EQUITY FUNDS -- 59.8%
   SEI Institutional International Trust
     Emerging Markets Equity
     Fund, Class A                               204,911      $  1,328
   SEI Institutional International Trust
     International Equity Fund, Class A        2,829,939        18,479
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A            2,018,350        27,470
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A             1,861,952        26,309
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A              303,841         3,002
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A               222,436         3,021
                                                              --------
Total Equity Funds
   (Cost $111,205)                                              79,609
                                                              --------
FIXED INCOME FUNDS -- 40.0%
   SEI Institutional International Trust
     Emerging Markets Debt
     Fund, Class A                               563,364         5,431
   SEI Institutional International Trust
     International Fixed Income
     Fund, Class A                                21,308           248
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A           3,980,832        42,117
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A               686,262         5,442
                                                              --------
Total Fixed Income Funds
   (Cost $53,376)                                               53,238
                                                              --------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A            1,351,541         1,352
                                                              --------
Total Money Market Fund
   (Cost $1,352)                                                 1,352
                                                              --------
Total Investments -- 100.8%
   (Cost $165,933)                                             134,199
                                                              --------

------------------------------------------------------------------------
                                                          Market Value
Description                                              ($ Thousands)
------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.8)%
Receivable from Administrator                                 $      6
Investment Advisory Fees Payable                                   (12)
Distribution & Shareholder Servicing Fees Payable                   (5)
Administrative Servicing Fees Payable                               (1)
Other Assets and Liabilities                                    (1,050)
                                                              --------
Total Other Assets & Liabilities, Net                           (1,062)
                                                              --------
NET ASSETS:
Paid-In-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 14,086,920 outstanding shares
   of beneficial interest                                      161,758
Paid-In-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 561,233 outstanding shares
   of beneficial interest                                        7,011
Paid-In-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 249,011 outstanding shares
   of beneficial interest                                        2,287
Undistributed net investment income                                483
Accumulated net realized loss on investments                    (6,668)
Net unrealized depreciation on investments                     (31,734)
                                                              --------
Total Net Assets -- 100.0%                                    $133,137
                                                              ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($125,946,203/14,086,920 shares)                              $8.94
                                                              ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($4,968,930/561,233 shares)                                   $8.85
                                                              ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($2,222,355/249,011 shares)                                   $8.92
                                                              ========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
12                   SEI Asset Allocation Trust / Annual Report / March 31, 2003

Diversified Moderate Growth Fund

March 31, 2003

------------------------------------------------------------------------
                                                          Market Value
Description                                       Shares  ($ Thousands)
------------------------------------------------------------------------
EQUITY FUNDS -- 59.5%
   SEI Institutional International Trust
     International Equity Fund, Class A        3,255,001      $ 21,255
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A            3,039,076        41,362
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A             2,761,147        39,015
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A              415,466         4,105
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A               298,206         4,049
                                                              --------
Total Equity Funds
   (Cost $164,174)                                             109,786
                                                              --------
FIXED INCOME FUNDS -- 39.5%
   SEI Institutional International Trust
     International Fixed Income
     Fund, Class A                                25,393           296
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A           6,851,655        72,491
                                                              --------
Total Fixed Income Funds
   (Cost $71,321)                                               72,787
                                                              --------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A            1,893,414         1,893
                                                              --------
Total Money Market Fund
   (Cost $1,893)                                                 1,893
                                                              --------
Total Investments -- 100.0%
   (Cost $237,388)                                             184,466

------------------------------------------------------------------------
                                                          Market Value
Description                                               ($ Thousands)
------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Receivable from Administrator                                 $      7
Investment Advisory Fees Payable                                   (16)
Distribution & Shareholder Servicing Fees Payable                  (21)
Other Assets and Liabilities                                        56
                                                              --------
Total Other Assets & Liabilities, Net                               26
                                                              --------
NET ASSETS:
Paid-In-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 16,313,819 outstanding shares
   of beneficial interest                                      216,526
Paid-In-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 2,247,857 outstanding shares
   of beneficial interest                                       30,298
Paid-In-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 502,177 outstanding shares
   of beneficial interest                                        5,025
Undistributed net investment income                                593
Accumulated net realized loss on investments                   (15,028)
Net unrealized depreciation on investments                     (52,922)
                                                              --------
Total Net Assets -- 100.0%                                    $184,492
                                                              ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($157,985,228/16,313,819 shares)                              $9.68
                                                              ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($21,648,583/2,247,857 shares)                                $9.63
                                                              ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($4,858,061/502,177 shares)                                   $9.67
                                                              ========
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2003                   13

Statement of Net Assets
Diversified Global Growth Fund
March 31, 2003

------------------------------------------------------------------------
                                                          Market Value
Description                                       Shares  ($ Thousands)
------------------------------------------------------------------------
Equity Funds -- 80.2%
   SEI Institutional International Trust
     Emerging Markets Equity
     Fund, Class A                               441,942      $  2,864
   SEI Institutional International Trust
     International Equity Fund, Class A        3,941,638        25,739
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A            2,906,561        39,558
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A             2,688,701        37,991
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A              440,369        4,351
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A               321,404         4,365
                                                              --------
Total Equity Funds
   (Cost $177,018)                                             114,868
                                                              --------
Fixed Income Funds -- 19.6%
   SEI Institutional International Trust
     Emerging Markets Debt
     Fund, Class A                               306,804         2,958
   SEI Institutional International Trust
     International Fixed Income
     Fund, Class A                                 9,442           110
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A           2,086,367        22,074
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A               372,155         2,951
                                                              --------
Total Fixed Income Funds
   (Cost $28,630)                                               28,093
                                                              --------
Money Market Fund -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A            1,458,879         1,459
                                                              --------
Total Money Market Fund
   (Cost $1,459)                                                 1,459
                                                              --------
Total Investments -- 100.8%
   (Cost $207,107)                                             144,420
                                                              --------

------------------------------------------------------------------------
                                                          Market Value
Description                                               ($ Thousands)
------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.8)%
Receivable from Administrator                                 $      5
Investment Advisory Fees Payable                                   (12)
Distribution & Shareholder Servicing Fees Payable                  (15)
Administrative Servicing Fees Payable                               (1)
Other Assets and Liabilities                                    (1,084)
                                                              ---------
Total Other Assets & Liabilities, Net                           (1,107)
                                                              ---------
NET ASSETS:
Paid-In-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 13,942,552 outstanding shares
   of beneficial interest                                      181,358
Paid-In-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 1,940,287 outstanding shares
   of beneficial interest                                       25,088
Paid-In-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 439,283 outstanding shares
   of beneficial interest                                        3,996
Undistributed net investment income                                197
Accumulated net realized loss on investments                    (4,639)
Net unrealized depreciation on investments                     (62,687)
                                                              --------
Total Net Assets -- 100.0%                                    $143,313
                                                              ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($122,521,645/13,942,552 shares)                              $8.79
                                                              ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($16,932,157/1,940,287 shares)                                $8.73
                                                              ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($3,859,553/439,283 shares)                                   $8.79
                                                              ========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
14                   SEI Asset Allocation Trust / Annual Report / March 31, 2003

Diversified Global Stock Fund
March 31, 2003

------------------------------------------------------------------------
                                                          Market Value
Description                                       Shares  ($ Thousands)
------------------------------------------------------------------------
Equity Funds -- 99.9%
   SEI Institutional International Trust
     Emerging Markets Equity
     Fund, Class A                               293,307       $ 1,901
   SEI Institutional International Trust
     International Equity Fund, Class A        3,327,523        21,729
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A            2,375,497        32,330
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A             2,191,415        30,965
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A              357,616         3,533
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A               261,800         3,555
                                                               -------
Total Equity Funds
   (Cost $156,158)                                              94,013
                                                               -------
Money Market Fund -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A              967,317           967
                                                               -------
Total Money Market Fund
   (Cost $967)                                                    967
                                                               -------
Total Investments -- 100.9%
   (Cost $157,125)                                              94,980
                                                               -------
------------------------------------------------------------------------
                                                          Market Value
Description                                               ($ Thousands)
------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.9)%
Receivable from Administrator                                  $     4
Investment Advisory Fees Payable                                    (8)
Distribution & Shareholder Servicing Fees Payable                   (6)
Other Assets and Liabilities                                      (866)
                                                               -------
Total Other Assets & Liabilities, Net                             (876)
                                                               -------
NET ASSETS:
Paid-In-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 11,643,783 outstanding shares
   of beneficial interest                                      152,154
Paid-In-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 803,926 outstanding shares
   of beneficial interest                                       11,906
Paid-In-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 130,454 outstanding shares
   of beneficial interest                                        1,038
Distributions in excess of net investment income                    (1)
Accumulated net realized loss on investments                    (8,848)
Net unrealized depreciation on investments                     (62,145)
                                                               -------
Total Net Assets -- 100.0%                                     $94,104
                                                               =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($87,359,226/11,643,783 shares)                               $7.50
                                                               =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($5,767,318/803,926 shares)                                   $7.17
                                                               =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($977,796/130,454 shares)                                     $7.50
                                                               =======
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2003                   15

Statement of Net Assets
Diversified U.S. Stock Fund
March 31, 2003

------------------------------------------------------------------------
                                                          Market Value
Description                                       Shares  ($ Thousands)
------------------------------------------------------------------------
Equity Funds -- 98.9%
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A            3,268,751       $44,488
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A             3,015,379        42,607
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A              494,782         4,888
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A               361,014         4,903
                                                               -------
Total Equity Funds
   (Cost $155,091)                                              96,886
                                                               -------
Money Market Fund -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A              989,800           990
                                                               -------
Total Money Market Fund
   (Cost $990)                                                     990
                                                               -------
Total Investments -- 99.9%
   (Cost $156,081)                                              97,876

------------------------------------------------------------------------
                                                          Market Value
Description                                               ($ Thousands)
------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES-- 0.1%
Receivable from Administrator                                  $     4
Investment Advisory Fees Payable                                    (8)
Distribution & Shareholder Servicing Fees Payable                  (18)
Other Assets and Liabilities                                       129
                                                               -------
Total Other Assets & Liabilities, Net                              107
                                                               -------
NET ASSETS:
Paid-In-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 8,134,639 outstanding shares
   of beneficial interest                                      127,973
Paid-In-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 2,228,203 outstanding shares
   of beneficial interest                                       34,056
Paid-In-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 73,579 outstanding shares
   of beneficial interest                                          722
Accumulated net realized loss on investments                    (6,563)
Net unrealized depreciation on investments                     (58,205)
                                                               -------
Total Net Assets -- 100.0%                                      $97,983
                                                               =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($77,148,383/8,134,639 shares)                                $9.48
                                                               =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($20,137,311/2,228,203 shares)                                $9.04
                                                               =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($697,416/73,579 shares)                                      $9.48
                                                               =======
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
16                   SEI Asset Allocation Trust / Annual Report / March 31, 2003

                       This page intentionally left blank

Statements of Operations ($ Thousands)
For the year ended March 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                              DIVERSIFIED                                          DIVERSIFIED
                                                             CONSERVATIVE                DIVERSIFIED                    GLOBAL
                                                                   INCOME               CONSERVATIVE           MODERATE GROWTH
                                                                     FUND                       FUND                      FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions Received from Affiliated Funds             $1,763                    $ 1,538                   $ 3,128
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Distribution & Shareholder Servicing Fees -- Class D shares        124                        100                        51
   Administrative Fees                                                121                        122                       273
   Investment Advisory Fees                                            61                         61                       137
   Administrative Servicing Fees -- Class I shares                      1                          4                         2
   Professional Fees                                                   10                         11                        26
   Custodian/Wire Agent Fees                                            8                         11                        22
   Printing Fees                                                        8                          6                        19
   Registration Fees                                                    7                          9                        21
   Trustee Fees                                                         4                          4                         7
   Other Expenses                                                       1                          1                         2
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                     345                        329                       560
------------------------------------------------------------------------------------------------------------------------------------
   Less:Management Fees Waived                                       (121)                      (122)                     (273)
        Reimbursement from Manager                                    (26)                       (30)                      (70)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                       198                        177                       217
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               1,565                      1,361                     2,911
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from Investment Transactions             (402)                      (284)                   (4,257)
   Capital Gain Distributions Received from Affiliated Funds          710                        832                       987
   Net Change in Unrealized Depreciation on Investments            (2,725)                    (4,165)                  (16,863)
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS                                                  (2,417)                    (3,617)                  (20,133)
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                                                 $ (852)                   $(2,256)                 $(17,222)
------------------------------------------------------------------------------------------------------------------------------------
Amounts designated as "--" are zero or have been rounded to zero.
The accompanying notes are an integral part of the financial statements.

18                  SEI Asset Allocation Trust / Annual Report / March 31, 2003


                                  DIVERSIFIED                  DIVERSIFIED               DIVERSIFIED
                                     MODERATE                      GLOBAL                     GLOBAL               DIVERSIFIED
                                       GROWTH                      GROWTH                      STOCK                U.S. STOCK
                                         FUND                        FUND                       FUND                      FUND
------------------------------------------------------------------------------------------------------------------------------------
                                      $ 3,463                     $ 2,119                      $ 636                     $ 763
------------------------------------------------------------------------------------------------------------------------------------
                                          245                         179                         65                       226
                                          364                         296                        212                       222
                                          182                         148                        106                       111
                                            5                           3                          1                        --
                                           37                          30                         21                        21
                                           31                          30                         19                        24
                                           28                          16                         16                        12
                                           31                          24                         17                        20
                                           11                           9                          6                         7
                                            1                           3                          1                         2
------------------------------------------------------------------------------------------------------------------------------------
                                          935                         738                        464                       645
------------------------------------------------------------------------------------------------------------------------------------
                                         (364)                       (296)                      (212)                     (222)
                                         (102)                        (82)                       (59)                      (63)
------------------------------------------------------------------------------------------------------------------------------------
                                          469                         360                        193                       360
------------------------------------------------------------------------------------------------------------------------------------
                                        2,994                       1,759                        443                       403
------------------------------------------------------------------------------------------------------------------------------------
                                        2,979                       1,145                     (2,827)                     (832)
                                        1,550                         585                        126                       161
                                      (30,895)                    (35,817)                   (30,336)                  (35,853)
------------------------------------------------------------------------------------------------------------------------------------
                                      (26,366)                    (34,087)                   (33,037)                  (36,524)
------------------------------------------------------------------------------------------------------------------------------------
                                     $(23,372)                   $(32,328)                  $(32,594)                 $(36,121)
------------------------------------------------------------------------------------------------------------------------------------

SEI Asset Allocation Trust / Annual Report / March 31, 2003                   19

Statements of Changes in Net Assets ($ Thousands)

For the years ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                DIVERSIFIED                 DIVERSIFIED              DIVERSIFIED GLOBAL
                                            CONSERVATIVE INCOME             CONSERVATIVE               MODERATE GROWTH
                                                  FUND (2)                    FUND (2)                    FUND (2)
------------------------------------------------------------------------------------------------------------------------------------
                                               2003         2002           2003         2002           2003          2002
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                    $ 1,565      $ 1,759        $ 1,361      $ 1,405        $ 2,911       $ 2,999
   Net Realized Gain (Loss)
     from Investment Transactions              (402)        (681)          (284)      (1,667)        (4,257)       (1,576)
   Capital Gain Distributions Received
     from Affiliated Funds                      710          588            832          554            987         1,243
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments           (2,725)        (265)        (4,165)         145        (16,863)          358
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations                           (852)       1,401         (2,256)         437        (17,222)        3,024
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
     Class A                                 (1,387)      (1,506)        (1,150)      (1,231)        (2,913)       (2,811)
     Class D                                   (236)        (322)          (133)        (265)           (53)         (109)
     Class I                                    (10)          --            (23)          --            (10)           --
   Net Realized Gains:
     Class A                                   (165)        (564)          (199)      (1,453)          (266)       (2,002)
     Class D                                    (42)        (171)           (36)        (502)           (10)         (141)
     Class I                                     (3)          --             (8)          --             (2)           --
   Returns of Capital:
     Class A                                     --           --             --           --             --            --
     Class I                                     --           --             --           --             --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                       (1,843)      (2,563)        (1,549)      (3,451)        (3,254)       (5,063)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   CLASS A:
     Proceeds from Shares Issued             21,780       33,384         32,124       22,797        210,427        94,041
     Reinvestment of Distributions            1,505        1,961          1,271        2,653          3,113         4,778
     Cost of Shares Redeemed                (17,665)     (22,942)       (22,011)     (20,951)      (210,489)      (48,523)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                5,620       12,403         11,384        4,499          3,051        50,296
------------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Proceeds from Shares Issued              3,759        5,115          2,450        3,447         10,925         2,645
     Reinvestment of Distributions              259          474            159          741             59           237
     Cost of Shares Redeemed                 (2,695)      (5,347)        (5,091)      (9,619)       (12,167)       (4,934)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class D Transactions                1,323          242         (2,482)      (5,431)        (1,183)       (2,052)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Proceeds from Shares Issued              1,842           --          4,911           --          2,684            --
     Reinvestment of Distributions               14           --             32           --             12            --
     Cost of Shares Redeemed                   (146)          --         (1,277)          --           (409)           --
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                1,710           --          3,666           --          2,287            --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions          8,653       12,645         12,568         (932)         4,155        48,244
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets      5,958       11,483          8,763       (3,946)       (16,321)       46,205
NET ASSETS:
   BEGINNING OF YEAR                         59,316       47,833         58,812       62,758        149,458       103,253
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                              $65,274      $59,316        $67,575      $58,812       $133,137      $149,458
------------------------------------------------------------------------------------------------------------------------------------

(1) For Capital Share Transactions see footnote 5 in the Notes to Financial Statements.
(2) Class I shares commenced operations June 28, 2002.
(3) Class I shares commenced operations July 31, 2002.
(4) Class I shares commenced operations September 4, 2002.
Amounts designated as "--" are zero or have been rounded to zero.
The accompanying notes are an integral part of the financial statements.


20                   SEI Asset Allocation Trust / Annual Report / March 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
          DIVERSIFIED                     DIVERSIFIED                     DIVERSIFIED                      DIVERSIFIED
        MODERATE GROWTH                  GLOBAL GROWTH                   GLOBAL STOCK                      U.S. STOCK
           FUND (2)                        FUND (3)                        FUND (3)                         FUND (4)
------------------------------------------------------------------------------------------------------------------------------------
       2003           2002            2003            2002            2003            2002             2003           2002
------------------------------------------------------------------------------------------------------------------------------------
    $ 2,994       $  4,102          $ 1,759        $ 2,103           $ 443           $ 350            $ 403         $  288

      2,979        (19,124)           1,145         (6,099)         (2,827)         (4,734)            (832)        (6,233)

      1,550          2,272              585          1,301             126             788              161          1,225

    (30,895)        13,294          (35,817)         3,249         (30,336)          3,226          (35,853)         6,399
------------------------------------------------------------------------------------------------------------------------------------
    (23,372)           544          (32,328)           554         (32,594)           (370)         (36,121)         1,679
------------------------------------------------------------------------------------------------------------------------------------
     (2,774)        (4,347)          (1,728)        (2,123)           (443)           (351)            (404)          (286)
       (185)          (301)             (51)           (84)             --              --               --             --
        (21)            --              (11)            --              (1)             --               --             --

       (379)        (7,291)            (122)        (5,614)             --          (3,960)              --         (4,103)
        (57)        (1,114)             (17)        (1,001)             --            (393)              --         (1,365)
         (6)            --               (2)            --              --              --               --             --

         --             --               --             --             (44)             --              (74)            --
         --             --               --             --              --              --               --             --
------------------------------------------------------------------------------------------------------------------------------------
     (3,422)       (13,053)          (1,931)        (8,822)           (488)         (4,704)            (478)        (5,754)
------------------------------------------------------------------------------------------------------------------------------------
     59,331         58,209          130,661         71,207         222,270          66,229           27,930         46,737
      2,965         10,352            1,765          7,672             472           4,255              464          4,286
    (47,000)      (118,966)        (128,211)       (69,256)       (220,272)        (54,694)         (32,795)       (42,270)
------------------------------------------------------------------------------------------------------------------------------------


     15,296        (50,405)           4,215          9,623           2,470          15,790           (4,401)         8,753
------------------------------------------------------------------------------------------------------------------------------------
      5,797          8,755            3,545          6,425           2,065           5,067            5,347          8,973
        227          1,336               68          1,053              --             373               --          1,305
    (10,542)       (15,151)          (4,091)       (12,064)         (2,064)         (8,053)          (8,161)       (13,996)
-----------------------------------------------------------------------------------------------------------------------------------
     (4,518)        (5,060)            (478)        (4,586)              1          (2,613)          (2,814)        (3,718)
------------------------------------------------------------------------------------------------------------------------------------
      5,760             --            4,267             --           1,126              --              771             --
         27             --               13             --               1              --               --             --
       (762)            --             (284)            --             (89)             --              (49)            --
------------------------------------------------------------------------------------------------------------------------------------
      5,025             --            3,996             --           1,038              --              722             --
------------------------------------------------------------------------------------------------------------------------------------


     15,803        (55,465)           7,733          5,037           3,509          13,177           (6,493)         5,035
------------------------------------------------------------------------------------------------------------------------------------

    (10,991)       (67,974)         (26,526)        (3,231)        (29,573)          8,103          (43,092)           960
------------------------------------------------------------------------------------------------------------------------------------

    195,483        263,457          169,839        173,070         123,677         115,574          141,075        140,115
------------------------------------------------------------------------------------------------------------------------------------

   $184,492       $195,483         $143,313       $169,839        $ 94,104        $123,677         $ 97,983       $141,075
------------------------------------------------------------------------------------------------------------------------------------


SEI Asset Allocation Trust / Annual Report / March 31, 2003                   21

Financial Highlights

For the periods ended March 31,
For a Share Outstanding Throughout the Periods

-----------------------------------------------------------------------------------------------------------------------------
                                         Net Realized
                                                  and                  Distributions
                 Net Asset                 Unrealized   Distributions           from
                     Value,         Net         Gains        from Net       Realized     Net Asset                Net Assets
                 Beginning   Investment   (Losses) on      Investment        Capital    Value, End    Total    End of Period
                 of Period       Income    Securities          Income          Gains     of Period  Return+    ($ Thousands)
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
   CLASS A
   2003             $10.75        $0.29        $(0.41)         $(0.31)        $(0.04)       $10.28    (1.16)%       $ 50,717
   2002              10.96         0.36         (0.03)          (0.40)         (0.14)        10.75     3.13           47,222
   2001              11.74         0.52         (0.41)          (0.54)         (0.35)        10.96     0.92           35,729
   2000*             11.60         0.49          0.34           (0.54)         (0.15)        11.74     7.53           30,969
   1999*             11.76         0.56          0.26           (0.45)         (0.53)        11.60     7.22           21,973

   CLASS D
   2003             $10.67        $0.18        $(0.41)         $(0.20)        $(0.04)       $10.20    (2.17)%       $ 12,847
   2002              10.88         0.26         (0.04)          (0.29)         (0.14)        10.67     2.11           12,094
   2001              11.66         0.42         (0.42)          (0.43)         (0.35)        10.88    (0.05)          12,104
   2000*             11.53         0.37          0.35           (0.44)         (0.15)        11.66     6.47           10,918
   1999*             11.70         0.40          0.30           (0.34)         (0.53)        11.53     6.19            5,107

   CLASS I
   2003 (1)         $10.54        $0.24        $(0.25)         $(0.22)        $(0.04)       $10.27    (0.12)%       $  1,710

DIVERSIFIED CONSERVATIVE FUND
   CLASS A
   2003             $ 9.71        $0.22        $(0.58)         $(0.22)        $(0.03)       $ 9.10    (3.65)%       $ 55,939
   2002              10.16         0.24         (0.13)          (0.26)         (0.30)         9.71     1.11           47,630
   2001              11.75         0.33         (1.10)          (0.34)         (0.48)        10.16    (6.95)          45,372
   2000*             11.42         0.34          0.76           (0.53)         (0.24)        11.75    10.05           45,363
   1999*             11.31         0.50          0.48           (0.29)         (0.58)        11.42     8.92           40,304

   CLASS D
   2003             $ 9.66        $0.14        $(0.59)         $(0.12)        $(0.03)       $ 9.06    (4.61)%       $  8,053
   2002              10.11         0.15         (0.14)          (0.16)         (0.30)         9.66     0.06           11,182
   2001              11.70         0.21         (1.10)          (0.22)         (0.48)        10.11    (7.91)          17,386
   2000*             11.37         0.22          0.77           (0.42)         (0.24)        11.70     9.01           15,960
   1999*             11.27         0.38          0.48           (0.18)         (0.58)        11.37     7.84           12,405

   CLASS I
   2003 (1)         $ 9.56        $0.18        $(0.46)         $(0.16)        $(0.03)       $ 9.09    (2.93)%       $  3,583

DIVERSIFIED GLOBAL MODERATE GROWTH FUND
   CLASS A
   2003             $10.39        $0.20        $(1.42)         $(0.21)        $(0.02)       $ 8.94   (11.83)%       $125,946
   2002              10.57         0.23         (0.02)          (0.24)         (0.15)        10.39     2.06          142,483
   2001              13.61         0.32         (2.30)          (0.32)         (0.74)        10.57   (15.19)          94,040
   2000*             12.14         0.31          1.81           (0.45)         (0.20)        13.61    18.04           58,455
   1999*             12.49         0.40          0.12           (0.25)         (0.62)        12.14     4.63           24,010

   CLASS D
   2003             $10.27        $0.13        $(1.43)         $(0.10)        $(0.02)       $ 8.85   (12.69)%       $  4,969
   2002              10.44         0.16         (0.05)          (0.13)         (0.15)        10.27     1.06            6,975
   2001              13.47         0.19         (2.28)          (0.20)         (0.74)        10.44   (16.11)           9,213
   2000*             12.02         0.19          1.79           (0.33)         (0.20)        13.47    16.88            9,348
   1999*             12.38         0.30          0.10           (0.14)         (0.62)        12.02     3.54            7,142

   CLASS I
   2003 (1)         $ 9.83        $0.17        $(0.90)         $(0.16)        $(0.02)       $ 8.92    (7.51)%       $  2,222

------------------------------------------------------------------------------------------------------------------------------------
                                                         Ratio of Net
                                             Ratio of      Investment
                                             Expenses          Income
                                           to Average      to Average
                           Ratio of Net    Net Assets      Net Assets
                  Ratio of   Investment    (Excluding      (Excluding
                  Expenses       Income       Waivers         Waivers      Portfolio
                to Average   to Average     and Reim-       and Reim-       Turnover
              Net Assets**   Net Assets  bursement)**      bursement)          Rate
------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
   CLASS A
   2003               0.12%        2.79%         0.36%           2.55%            24%
   2002               0.12         3.43          0.38            3.17             40
   2001               0.12         4.68          0.40            4.40             26
   2000*              0.12         4.27          0.41            3.98             32
   1999*              0.12         4.02          0.45            3.69             63

   CLASS D
   2003               1.12%        1.78%         1.36%           1.54%            24%
   2002               1.12         2.45          1.38            2.19             40
   2001               1.12         3.68          1.40            3.40             26
   2000*              1.12         3.27          1.41            2.98             32
   1999*              1.12         2.98          1.45            2.65             63

   CLASS I
   2003 (1)           0.37%        2.19%         0.61%           1.95%            24%

DIVERSIFIED CONSERVATIVE FUND
   CLASS A
   2003               0.12%        2.41%         0.37%           2.16%            40%
   2002               0.12         2.43          0.35            2.20             31
   2001               0.12         2.97          0.41            2.68             21
   2000*              0.12         2.96          0.45            2.63             27
   1999*              0.12         3.42          0.45            3.09             30

   CLASS D
   2003               1.12%        1.39%         1.37%           1.14%            40%
   2002               1.12         1.45          1.35            1.22             31
   2001               1.12         1.97          1.41            1.68             21
   2000*              1.12         1.98          1.45            1.65             27
   1999*              1.12         2.41          1.46            2.07             30

   CLASS I
   2003 (1)           0.37%        2.10%         0.62%           1.85%            40%

DIVERSIFIED GLOBAL MODERATE GROWTH FUND
   CLASS A
   2003               0.12%        2.17%         0.37%           1.92%           123%
   2002               0.12         2.35          0.37            2.10             29
   2001               0.12         2.61          0.36            2.37             41
   2000*              0.12         2.47          0.44            2.15             54
   1999*              0.12         2.76          0.49            2.39             34

   CLASS D
   2003               1.12%        1.16%         1.37%           0.91%           123%
   2002               1.12         1.35          1.37            1.10             29
   2001               1.12         1.64          1.36            1.40             41
   2000*              1.12         1.52          1.44            1.20             54
   1999*              1.12         1.79          1.49            1.42             34

   CLASS I
   2003 (1)           0.37%        1.74%         0.62%           1.49%           123%

22                   SEI Asset Allocation Trust / Annual Report / March 31, 2003

                                         Net Realized
                                                  and                  Distributions
                 Net Asset                 Unrealized   Distributions           from
                     Value,         Net         Gains        from Net       Realized     Net Asset                Net Assets
                 Beginning   Investment   (Losses) on      Investment        Capital    Value, End    Total    End of Period
                 of Period       Income    Securities          Income          Gains     of Period  Return+    ($ Thousands)
-------------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED MODERATE GROWTH FUND
   CLASS A
   2003             $11.21       $ 0.18        $(1.50)         $(0.18)        $(0.03)       $ 9.68   (11.86)%       $157,985
   2002              11.75         0.20         (0.15)          (0.22)         (0.37)        11.21     0.43          165,522
   2001              14.47         0.28         (2.23)          (0.29)         (0.48)        11.75   (13.95)         226,820
   2000*             13.18         0.28          1.64           (0.35)         (0.28)        14.47    14.99          191,484
   1999*             13.22         0.32          0.79           (0.23)         (0.92)        13.18     8.87          131,531

   CLASS D
   2003             $11.14       $ 0.09        $(1.49)         $(0.08)        $(0.03)       $ 9.63   (12.69)%       $ 21,649
   2002              11.68         0.10         (0.17)          (0.10)         (0.37)        11.14    (0.64)          29,961
   2001              14.38         0.15         (2.21)          (0.16)         (0.48)        11.68   (14.75)          36,637
   2000*             13.10         0.15          1.64           (0.23)         (0.28)        14.38    14.00           39,513
   1999*             13.16         0.26          0.72           (0.12)         (0.92)        13.10     7.71           27,537

   CLASS I
   2003 (1)         $10.70       $ 0.15        $(1.02)         $(0.13)        $(0.03)       $ 9.67    (8.22)%        $ 4,858

DIVERSIFIED GLOBAL GROWTH FUND
   CLASS A
   2003             $11.05       $ 0.12        $(2.24)         $(0.13)        $(0.01)       $ 8.79   (19.30)%       $122,522
   2002              11.49         0.15         (0.02)          (0.16)         (0.41)        11.05     1.17          148,169
   2001              15.42         0.22         (3.43)          (0.22)         (0.50)        11.49   (21.41)         145,719
   2000*             13.22         0.20          2.84           (0.33)         (0.51)        15.42    23.66          125,893
   1999*             13.64         0.29          0.27           (0.14)         (0.84)        13.22     4.63           78,798

   CLASS D
   2003             $10.97       $ 0.03        $(2.23)         $(0.03)        $(0.01)       $ 8.73   (20.10)%       $ 16,932
   2002              11.41         0.03         (0.02)          (0.04)         (0.41)        10.97     0.09           21,670
   2001              15.31         0.08         (3.40)          (0.08)         (0.50)        11.41   (22.14))         27,351
   2000*             13.14         0.05          2.82           (0.19)         (0.51)        15.31    22.39           32,910
   1999*             13.59         0.14          0.28           (0.03)         (0.84)        13.14     3.50           18,979

   CLASS I
   2003 (2)         $ 9.38       $ 0.07        $(0.58)         $(0.07)        $(0.01)       $ 8.79    (5.52)%       $  3,859

DIVERSIFIED GLOBAL STOCK FUND
   CLASS A
   2003             $10.20       $ 0.04        $(2.70)         $(0.04)++      $   --        $ 7.50   (26.11)%       $ 87,359
   2002              10.58         0.04         (0.04)          (0.03)         (0.35)        10.20     0.05          115,692
   2001              16.00         0.06         (4.23)          (0.06)         (1.19)        10.58   (27.19)         104,455
   2000*             12.80         0.05          3.60           (0.13)         (0.32)        16.00    28.98           85,672
   1999*             13.28         0.12          0.36           (0.03)         (0.93)        12.80     4.22           37,987

   CLASS D
   2003             $ 9.80       $   --        $(2.63)         $   --         $   --        $ 7.17   (26.84)%       $  5,767
   2002              10.25        (0.06)        (0.04)             --          (0.35)         9.80    (1.06)           7,985
   2001              15.64        (0.04)        (4.16)             --          (1.19)        10.25   (27.91)          11,119
   2000*             12.59        (0.09)         3.52           (0.06)         (0.32)        15.64    27.58           14,046
   1999*             13.16         0.03          0.33              --          (0.93)        12.59     3.23            6,264

   CLASS I
   2003 (2)         $ 8.30       $   --        $(0.78)         $(0.02)        $   --        $ 7.50    (9.41)%       $    978


                                                         Ratio of Net
                                             Ratio of      Investment
                                             Expenses          Income
                                           to Average      to Average
                            Ratio of Net   Net Assets      Net Assets
                  Ratio of   Investment    (Excluding      (Excluding
                  Expenses       Income       Waivers         Waivers      Portfolio
                to Average   to Average     and Reim-       and Reim-       Turnover
              Net Assets**   Net Assets  bursement)**       bursement)          Rate
------------------------------------------------------------------------------------------

DIVERSIFIED MODERATE GROWTH FUND
   CLASS A
   2003               0.12%        1.79%         0.38%           1.53%            30%
   2002               0.12         1.78          0.38            1.52             22
   2001               0.12         2.15          0.38            1.89             19
   2000*              0.12         2.08          0.38            1.82             16
   1999*              0.12         2.41          0.50            2.03             22

   CLASS D
   2003               1.12%        0.78%         1.38%           0.52%            30%
   2002               1.12         0.77          1.38            0.51             22
   2001               1.12         1.17          1.38            0.91             19
   2000*              1.12         1.10          1.38            0.84             16
   1999*              1.12         1.40          1.48            1.04             22

   CLASS I
   2003 (1)           0.37%        1.42%         0.63%           1.16%            30%

DIVERSIFIED GLOBAL GROWTH FUND
   CLASS A
   2003               0.12%        1.31%         0.38%           1.05%            68%
   2002               0.12         1.32          0.36            1.08             31
   2001               0.12         1.53          0.38            1.27             14
   2000*              0.12         1.40          0.45            1.07             17
   1999*              0.12         1.66          0.50            1.28             18

   CLASS D
   2003               1.12%        0.30%         1.38%           0.04%            68%
   2002               1.12         0.34          1.36            0.10             31
   2001               1.12         0.55          1.38            0.29             14
   2000*              1.12         0.39          1.45            0.06             17
   1999*              1.12         0.49          1.50            0.11             18

   CLASS I
   2003 (2)           0.37%        1.04%         0.63%           0.78%            68%

DIVERSIFIED GLOBAL STOCK FUND
   CLASS A
   2003               0.12%        0.48%         0.38%           0.22%           149%
   2002               0.12         0.36          0.39            0.09             36
   2001               0.12         0.46          0.36            0.22             46
   2000*              0.12         0.35          0.37            0.10             13
   1999*              0.12         0.58          0.50            0.20             30

   CLASS D
   2003               1.12%       (0.53)%        1.38%          (0.79)%          149%
   2002               1.12        (0.60)         1.39           (0.87)            36
   2001               1.12        (0.52)         1.36           (0.76)            46
   2000*              1.12        (0.64)         1.37           (0.89)            13
   1999*              1.12        (0.56)         1.50           (0.94)            30

   CLASS I
   2003 (2)           0.37%        0.01%         0.63%          (0.25)%          149%


SEI Asset Allocation Trust / Annual Report / March 31, 2003                   23


Financial Highlights


For the periods ended March 31,
For a Share Outstanding Throughout the Periods

------------------------------------------------------------------------------------------------------------------------------

                                         Net Realized
                                                  and                  Distributions
                 Net Asset                 Unrealized   Distributions           from
                     Value,         Net         Gains        from Net       Realized     Net Asset                Net Assets
                 Beginning   Investment   (Losses) on      Investment        Capital    Value, End    Total    End of Period
                 of Period       Income    Securities          Income          Gains     of Period  Return+    ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------


DIVERSIFIED U.S. STOCK FUND
   CLASS A
   2003             $12.84       $ 0.06        $(3.36)         $(0.06)+++     $   --        $ 9.48   (25.78)%       $ 77,148
   2002              13.23         0.07          0.09           (0.04)         (0.51)        12.84     1.16          110,391
   2001              18.58         0.09         (4.55)          (0.08)         (0.81)        13.23   (24.74)         104,377
   2000*             15.70         0.07          3.35           (0.12)         (0.42)        18.58    22.15          105,229
   1999*             16.03         0.09          1.25           (0.03)         (1.64)        15.70     9.33           60,766

   CLASS D
   2003             $12.30       $(0.07)       $(3.19)         $   --         $   --        $ 9.04   (26.50)%       $ 20,137
   2002              12.80        (0.08)         0.09              --          (0.51)        12.30     0.03           30,684
   2001              18.09        (0.05)        (4.43)             --          (0.81)        12.80   (25.45)          35,737
   2000*             15.36        (0.09)         3.27           (0.03)         (0.42)        18.09    20.98           46,744
   1999*             15.83         0.03          1.14              --          (1.64         15.36     8.18           24,267

   CLASS I
   2003 (3)         $10.03       $ 0.02        $(0.55)         $(0.02)        $   --        $ 9.48    (5.25)%       $    698


                                                         Ratio of Net
                                             Ratio of      Investment
                                             Expenses          Income
                                           to Average      to Average
                           Ratio of Net    Net Assets      Net Assets
                  Ratio of   Investment    (Excluding      (Excluding
                  Expenses       Income       Waivers         Waivers      Portfolio
                to Average   to Average     and Reim-       and Reim-       Turnover
              Net Assets**   Net Assets  bursement)**       bursement)         Rate
-----------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
   CLASS A
   2003               0.12%        0.57%         0.38%           0.31%            14%
   2002               0.12         0.45          0.35            0.22             35
   2001               0.12         0.53          0.39            0.26             19
   2000*              0.12         0.43          0.41            0.14             12
   1999*              0.12         0.48          0.49            0.11             30

   CLASS D
   2003               1.12%       (0.43)%        1.38%          (0.69)%           14%
   2002               1.12        (0.54)         1.35           (0.77)            35
   2001               1.12        (0.43)         1.39           (0.70)            19
   2000*              1.12        (0.56)         1.41           (0.85)            12
   1999*              1.12        (0.53)         1.50           (0.91)            30

   CLASS I
   2003 (3)           0.37%        0.05%         0.63%          (0.21)%           14%


(1) Commenced operations June 28, 2002. All ratios have been annualized. Total return has not been annualized.
(2) Commenced operations July 31, 2002. All ratios have been annualized.
    Total return has not been annualized.
(3) Commenced operations September 4, 2002. All ratios have been annualized. Total return has not been annualized.
  + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 ++ Includes a return of capital of $(0.003).
+++ Includes a return of capital  of $(0.007).
  * Per share calculations were performed using average shares.
 ** The expense ratio does not include indirect expenses of the underlying
    Funds.

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
24                   SEI Asset Allocation Trust / Annual Report / March 31, 2003

Notes to Financial Statements

March 31, 2003

1. ORGANIZATION
SEI Asset Allocation Trust, (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with seven diversified Funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund. Each Fund offers shareholders the opportunity to invest in certain underlying Funds, which are separately-managed series of the following investment companies: SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, Class A Shares, Class D Shares, and Class I Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- The assets of each Fund consist primarily of the investments in the underlying Funds, which are valued at their respective daily net asset values. In calculating net asset value ("NAV"), each Fund generally values shares of the underlying SEI Funds at their NAV and other investment at market prices. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

3. INVESTMENT ADVISORY, MANAGEMENT, DISTRIBUTION AND SHAREHOLDER SERVICING AGREEMENTS
Under the Investment Advisory Agreement with the Trust, SEI Investments Management Corporation ("SIMC" or the "Adviser") acts as the investment adviser to each Fund. For its investment advisory services to the Trust, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .10% of each Fund's average daily net assets.

Under the Administration Agreement with the Trust, SEI Investments Fund Management (the "Administrator") provides the Trust with overall management services and shareholder servicing. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund. The Administrator has voluntarily agreed to waive all or a portion of its fees and to reimburse the Funds so that the total annual expenses of each Fund will not exceed the expense limitations adopted by the Administrator. These waivers and reimbursements may be terminated by the Administrator at any time at its sole discretion.

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Trustees of the Trust have adopted a distribution and service plan for the Trust's Class D shares (the "Class D Plan")

--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2003                   25

March 31, 2003


pursuant to Rule 12b-1 under the 1940 Act. The Class D Plan provides for payments to the distributor for distribution-related services at an annual rate of .75% of each Fund's average daily net assets attributable to Class D Shares. In addition, each Fund pays the Distributor a fee in connection with the ongoing servicing of share-holder accounts owning such Class D Shares, calculated and payable monthly, at an annual rate of .25% of the value of the average daily net assets attributable to Class D Shares of the Fund. The Trust has also adopted an administrative servicing plan ("Administrative Service Plan") for the Class I shares for which the Trust may charge up to .25% of the daily net assets of the Funds. Under the Administrative Service Plan, the Distributor may perform, or may compensate other service providers for performing various administrative services.

4. TRANSACTIONS WITH AFFILIATES
Certain officers of the Trust are also officers of the Manager and Adviser. The Trust pays each unaffiliated Trustee an annual fee for attending quarterly, interim and committee meetings. Compensation of affiliated officers and Trustees of the Trust is paid by the Manager.

------------------------------------------------------------------------------------------------------------------------------------
5. CAPITAL SHARE TRANSACTIONS
Capital Share Transactions for the funds were as follows (000):

For the years ended March 31,
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                    DIVERSIFIED             DIVERSIFIED         DIVERSIFIED GLOBAL           DIVERSIFIED
                                CONSERVATIVE INCOME         CONSERVATIVE          MODERATE GROWTH          MODERATE GROWTH
                                      FUND (1)                FUND (1)               FUND (1)                 FUND (1)
------------------------------------------------------------------------------------------------------------------------------------
                                 2003        2002         2003        2002        2003       2002         2003         2002
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued              2,106        3,065       3,484        2,276      22,992      8,993        5,887       4,996
     Shares Issued in Lieu
       of Cash Distributions      146          181         137          268         333        461          291         913
     Shares Redeemed           (1,710)      (2,114)     (2,379)      (2,104)    (22,954)    (4,639)      (4,629)    (10,445)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions     542        1,132       1,242          440         371      4,815        1,549      (4,536)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Shares Issued                364          473         262          345       1,176        256          559         763
     Shares Issued in Lieu
       of Cash Distributions       25           44          17           75           6         23           22         118
     Shares Redeemed             (263)        (496)       (547)        (983)     (1,300)      (482)      (1,022)     (1,329)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class D Transactions     126           21        (268)        (563)       (118)      (203)        (441)       (448)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued                180           --         531           --         294         --          577          --
     Shares Issued in Lieu
       of Cash Distributions        1           --           3           --           1         --            3          --
     Shares Redeemed              (14)          --        (140)          --         (46)        --          (78)         --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions     167           --         394           --         249         --          502          --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares               835        1,153       1,368         (123)        502      4,612        1,610      (4,984)
------------------------------------------------------------------------------------------------------------------------------------
(1) Class I shares commenced operations June 28, 2002.
(2) Class I shares commenced operations July 31, 2002.
(3) Class I shares commenced operations September 4, 2002.

Amounts designated as "--" are zero or have been rounded to zero.

--------------------------------------------------------------------------------
26                   SEI Asset Allocation Trust / Annual Report / March 31, 2003
--------------------------------------------------------------------------------



5. CAPITAL SHARE TRANSACTIONS (CONCLUDED)
Capital Share Transactions for the funds were as follows (000):

For the years ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                 DIVERSIFIED                  DIVERSIFIED                DIVERSIFIED
                                                GLOBAL GROWTH                GLOBAL STOCK                U.S. STOCK
                                                  FUND (2)                     FUND (2)                   FUND (3)
------------------------------------------------------------------------------------------------------------------------------------
                                             2003          2002          2003          2002          2003           2002
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                           14,067        6,296         27,643        6,382          2,678         3,571
     Shares Issued in Lieu
       of Cash Distributions                    186          692             56          416             43           329
     Shares Redeemed                        (13,724)      (6,252)       (27,403)      (5,324)        (3,181)       (3,192)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                   529          736            296        1,474           (460)          708
------------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Shares Issued                              373          569            253          507            533           714
     Shares Issued in Lieu
       of Cash Distributions                      7           96             --           38             --           104
     Shares Redeemed                           (416)      (1,087)          (264)        (814)          (800)       (1,116)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class D Transactions                   (36)        (422)           (11)        (269)          (267)         (298)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued                              470           --            142           --             79            --
     Shares Issued in Lieu
       of Cash Distributions                      1           --             --           --             --            --
     Shares Redeemed                            (32)          --            (12)          --             (5)           --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                   439           --            130           --             74            --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares                             932          314            415        1,205           (653)          410
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2003                  27

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

March 31, 2003

6. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities during the year ended March 31, 2003, were as follows (000):

----------------------------------------------------------------
Fund                                                   Total
----------------------------------------------------------------
Diversified Conservative Income Fund
PURCHASES                                           $ 18,494
SALES                                                 11,745
Diversified Conservative Fund
PURCHASES                                             37,202
SALES                                                 23,724
Diversified Global Moderate Growth Fund
PURCHASES                                            172,268
SALES                                                166,535
Diversified Moderate Growth Fund
PURCHASES                                             69,907
SALES                                                 53,708
Diversified Global Growth Fund
PURCHASES                                            110,021
SALES                                                100,379
Diversified Global Stock Fund
PURCHASES                                            160,673
SALES                                                156,009
Diversified U.S. Stock Fund
PURCHASES                                             15,392
SALES                                                 22,368

7. FEDERAL TAX INFORMATION:

RECLASSIFICATION OF COMPONENTS OF NET ASSETS - The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to the classification of short-term capital gains and ordinary income for tax purposes, have been reclassified to/from the following accounts (000):

--------------------------------------------------------------------------------
                                   Undistributed
                                   Net Investment       Paid-in
Fund                                Income/(Loss)        Capital
--------------------------------------------------------------------------------
Diversified Global Stock Fund                $44           $(44)
Diversified U.S. Stock Fund                   74            (74)

At March 31, 2003, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at March 31, 2003, for each Fund is as follows (000):

--------------------------------------------------------------------------------
                                                                             Net
                         Federal     Appreciated     Depreciated      Unrealized
Fund                    Tax Cost      Securities      Securities    Depreciation
--------------------------------------------------------------------------------
Diversified Conservative
   Income Fund          $ 70,898          $  938          (6,400)      $ (5,462)

Diversified Conservative
   Fund                   78,430             471         (11,272)       (10,801)

Diversified Global Moderate
   Growth Fund           172,436             346         (38,583)       (38,237)

Diversified Moderate
   Growth Fund           238,416           1,509         (55,459)       (53,950)

Diversified Global
   Growth Fund           207,960             267         (63,807)       (63,540)

Diversified Global
   Stock Fund            159,432              --         (64,452)       (64,452)

Diversified U.S.
   Stock Fund            160,482              --         (62,606)       (62,606)

The tax character of dividends and distributions paid during the years ended March 31, 2003 and March 31, 2002 were as follows (000):


--------------------------------------------------------------------------------
                      Ordinary       Long-term          Return
                       Income      Capital Gain       of Capital       Totals
                    2003    2002    2003    2002    2003    2002    2003    2002
--------------------------------------------------------------------------------
Diversified
   Conservative
   Income Fund     $1,843  $2,170   $--   $  393     $--     $--  $1,843 $ 2,563
Diversified
   Conservative
   Fund             1,549   1,793    --    1,658      --      --   1,549   3,451
Diversified Global
   Moderate
   Growth Fund      3,254   3,447    --    1,616      --      --   3,254   5,063
Diversified
   Moderate
   Growth Fund      3,422   5,710    --    7,343      --      --   3,422  13,053
Diversified Global
   Growth Fund      1,931   2,668    --    6,154      --      --   1,931   8,822
Diversified Global
   Stock Fund         444     560    --    4,144      44      --     488   4,704
Diversified U.S.
   Stock Fund         404     645    --    5,109      74      --     478   5,754

--------------------------------------------------------------------------------
28                   SEI Asset Allocation Trust / Annual Report / March 31, 2003

As of March 31, 2003, the components of Distributable Earnings/ (Accumulated Losses) on a tax basis were as follows (000):

--------------------------------------------------------------------------------
                                  Undistributed
                                       Ordinary       Unrealized
                                         Income     Depreciation
--------------------------------------------------------------------------------
Diversified Conservative Income Fund       $316         $ (5,462)
Diversified Conservative Fund               342          (10,801)
Diversified Global Moderate Growth Fund     482          (38,237)
Diversified Moderate Growth Fund            593          (53,950)
Diversified Global Growth Fund              195          (63,540)
Diversified Global Stock Fund                --          (64,452)
Diversified U.S. Stock Fund                  --          (62,606)

The Funds had capital loss carryforwards at March 31, 2003 as follows (000):

--------------------------------------------------------------------------------
                                                               Post
                                  Years    Capital Loss     October
Fund                           Expiring      Carryovers      Losses
--------------------------------------------------------------------------------
Diversified Conservative
   Income Fund                     2010         $   275        $ --
Diversified Conservative Fund      2011             238          --
                                   2010              50          --
Diversified Global Moderate
   Growth Fund                     2010             157           6
Diversified Moderate
   Growth Fund                     2011          11,608          --
                                   2010           2,392          --
Diversified Global Growth Fund     2011           1,713          --
                                   2010           2,072          --
Diversified Global Stock Fund      2011           4,375         124
                                   2010           2,043          --
Diversified U.S. Stock Fund        2010           1,587         574

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

Post-October loss represents losses realized on investments from November 1, 2002 through March 31, 2003 that, in accordance with Federal income tax regulations the Fund has elected to defer and treat as having arisen in the following fiscal year.

During the year ended March 31, 2003, the Diversified Conservative Income, Diversified Global Moderate Growth and the Diversified U.S. Stock Funds utilized capital loss carryforwards of $46,052, $628,158 and $130,643 respectively.

Amounts designated as "--" are either $0 or have been rounded to $0.

--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2003                   29

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Set forth below are the names, dates of birth, position with the SEI Asset Allocation Funds (the "Trust"), length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside fund complex of each of the persons currently serving as Trustees of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI may be obtained without charge by calling [1-800-342-5734].

------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                       NUMBER OF
                                      OFFICE                                       PORTFOLIOS
                                        AND                 PRINCIPAL                IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)              COMPLEX          OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST              OVERSEEN                HELD BY
    AND AGE           TRUSTS          SERVED (1)            FIVE YEARS            BY TRUSTEE (2)            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
----------
Robert A. Nesher     Chairman       since 1995       Currently performs various        64          Trustee of The Advisors' Inner
One Freedom           of the                         services on behalf of SEI                     Circle Fund, The Arbor Fund,
Valley Drive,        Board of                        Investments Company for                       Bishop Street Funds, and The
Oaks, PA 19456       Trustees*                       which Mr. Nesher is                           Expedition Funds.
56 yrs. old                                          compensated.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran     Trustee*       since 1995       Partner, Morgan, Lewis &          64          Trustee of The Advisors' Inner
1701 Market Street                                   Bockius LLP (law firm),                       Circle Fund, The Arbor Fund,
Philadelphia, PA                                     counsel to the Trusts, SEI                    and The Expedition Funds;
19103                                                Investments Company, the                      Director of SEI Investments
62 yrs. old                                          Adviser, the Administrator                    since 1974.
                                                     and the Distributor.
------------------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch      Trustee       since 1995       President, Orange County          64          Trustee of STI Classic Funds
One Freedom                                          Publishing Co., Inc.; Publisher,              and STI Classic Variable Trust.
Valley Drive,                                        Paoli News and Paoli Republican;
Oaks, PA 19456                                       and Editor, Paoli Republican,
70 yrs. old                                          October 1981-January 1997.
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey       Trustee       since 1995       Retired, Partner, Dechert Price   64          Trustee of The Advisors' Inner
One Freedom                                          & Rhoads, September 1987-                     Circle Fund, The Arbor Fund,
Valley Drive,                                        December 1993.                                and The Expedition Funds.
Oaks, PA 19456
72 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
George J.             Trustee       since 1996       Chief Executive Officer,          64          Trustee of The Advisors' Inner
Sullivan, Jr.                                        Newfound Consultants Inc.                     Circle Fund, The Arbor Fund,
One Freedom                                          since April 1997.                             and The Expedition Funds;
Valley Drive                                                                                       Trustee, Navigator Securities
Oaks, PA 19456                                                                                     Lending Trust, since 1995.
60 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco    Trustee       since 1999       Director of Pennsylvania Office   64          Director, Sonoco, Inc.; Director,
One Freedom`                                         of Health Care Reform since 2003.             Exelon Energy; Director, Radian,
Valley Drive                                         Principal, Grecoventures                      Trustee, Pennsylvania
Oaks, PA 19456                                       consulting firm) since                        Real Estate Investment Trust.
57 yrs. old                                          August 1997.
------------------------------------------------------------------------------------------------------------------------------------

* MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED TO BE "INTERESTED" PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH THE TRUSTS' DISTRIBUTOR.
1 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE
  ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2 THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST,
  SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI INSURANCE PRODUCTS TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.

--------------------------------------------------------------------------------
30                   SEI Asset Allocation Trust / Annual Report / March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                            NUMBER OF
                                      OFFICE                                            PORTFOLIOS
                                        AND                 PRINCIPAL                     IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                   COMPLEX       OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                   OVERSEEN             HELD BY
    AND AGE           TRUSTS          SERVED (1)            FIVE YEARS                 BY TRUSTEE (2)         TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Edward D. Loughlin   President      since 1995       Executive Vice President and           N/A                 N/A
One Freedom            & CEO                         President - Asset Management
Valley Drive,                                        Division of SEI Investments since
Oaks, PA 19456                                       1993. Executive Vice President of
52 yrs. old                                          the Adviser and the Administrator
                                                     since 1994.
------------------------------------------------------------------------------------------------------------------------------------
James R. Foggo     Controller &     since 1998       Vice President and Assistant           N/A                 N/A
One Freedom             CFO                          Secretary of SEI Investments
Valley Drive                                         since January 1998. Vice President
Oaks, PA 19456                                       and Secretary of the Adviser,
38 yrs. old                                          Administrator and Distributor since
                                                     May 1999. Associate, Paul, Weiss,
                                                     Rifkind, Wharton & Garrison (law
                                                     firm), 1998. Associate, Baker &
                                                     McKenzie (law firm), 1995-1998.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto       Vice         since 1999       Employed by SEI Investments since      N/A                 N/A
One Freedom          President                       October 1999. Vice President and
Valley Drive            and                          Assistant Secretary of the Adviser,
Oaks, PA 19456       Secretary                       Administrator and Distributor since
35 yrs. old                                          December 1999. Associate, Dechert
                                                     Price & Rhoads (law firm), 1997-1999.
------------------------------------------------------------------------------------------------------------------------------------
Todd B. Cipperman      Vice         since 1995       Senior Vice President and General      N/A                 N/A
One Freedom          President                       Counsel of SEI Investments; Senior
Valley Drive            and                          Vice President, General Counsel and
Oaks, PA 19456       Assistant                       Secretary of the Adviser, the
37 yrs. old          Secretary                       Administrator and the Distributor
                                                     since 2000. Vice President and
                                                     Assistant Secretary of SEI Investments,
                                                     the Adviser, the Administrator and
                                                     the Distributor, 1995-2000.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2003                   31



TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)


------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                            NUMBER OF
                                      OFFICE                                            PORTFOLIOS
                                        AND                 PRINCIPAL                     IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                   COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                   OVERSEEN               HELD BY
    AND AGE           TRUSTS        SERVED (1)              FIVE YEARS                 BY TRUSTEE (2)           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
Lydia A. Gavalis       Vice         since 1998       Vice President and Assistant Secretary   N/A                 N/A
One Freedom          President                       of SEI Investments, the Adviser, the
Valley Drive            and                          Administrator and the Distributor since
Oaks, PA 19456       Assistant                       1998. Assistant General Counsel and
38 yrs. old          Secretary                       Director of Arbitration, Philadelphia
                                                     Stock Exchange, 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------
Christine M.           Vice         since 1999       Employed by SEI Investments since        N/A                 N/A
McCullough           President                       November 1, 1999. Vice President
One Freedom             and                          and Assistant Secretary of the Adviser,
Valley Drive         Assistant                       the Administrator and the Distributor
Oaks, PA 19456       Secretary                       since December 1999. Associate at
42 yrs. old                                          White and Williams LLP, 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
Sherry Kajdan          Vice         since 2001       Vice President and Assistant Secretary    N/A                N/A
Vetterlein           President                       of SEI Investments Mutual Funds
One Freedom             and                          Services since January 2001.
Valley Drive         Assistant                       Shareholder/Partner, Buchanan
Oaks, PA 19456       Secretary                       Ingersoll Professional Corporation
40 yrs. old                                          (1992-2000).
------------------------------------------------------------------------------------------------------------------------------------
William E.              Vice        since 2001       Vice President and Assistant Secretary   N/A                 N/A
Zitelli, Jr.          President                      of the Administrator and Distributor
One Freedom             and                          since August 2000. Vice President,
Valley Drive          Assistant                      Merrill Lynch & Co. Asset Management
Oaks, PA 19456        Secretary                      Group (1998-2000). Associate at
34 yrs. old                                          Pepper Hamilton LLP (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------
Robert S. Ludwig       Vice         since 1985       Employed by SEI Investments since 1985.  N/A                 N/A
One Freedom          President                       Senior Vice President and Chief
Valley Drive            and                          Investment Officer of SEIAsset
Oaks, PA 19456       Assistant                       Management Group since 1995.
53 yrs. old          Secretary
------------------------------------------------------------------------------------------------------------------------------------
John C. Munch          Vice         since 2002       Vice President and Assistant Secretary   N/A                 N/A
One Freedom          President                       of the Administrator and Distributor
Valley Drive            and                          since November 2001. Associate,
Oaks, PA 19456       Assistant                       Howard, Rice, Nemorvoski, Canady,
31 yrs. old          Secretary                       Falk & Rabkin (law firm), 1998-2001.
                                                     Associate, Seward & Kissel
                                                     LLP (law firm), 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------

1 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR
  UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2 THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEI
  INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI INSURANCE PRODUCTS
  TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.

--------------------------------------------------------------------------------
32                   SEI Asset Allocation Trust / Annual Report / March 31, 2003

Notice to Shareholders (Unaudited)

For shareholders that do not have a March 31, 2003 taxable year end, this notice is for informational purposes only. For shareholders with a March 31, 2003 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended March 31, 2003 the Funds of the SEI Asset Allocation Trust are designating long term capital gains and qualifying dividend income with regard to distributions paid during the year as follows:


                                                    (A)                 (B)
                                                 LONG TERM            ORDINARY
                                               CAPITAL GAINS           INCOME                TOTAL
                                               DISTRIBUTIONS        DISTRIBUTIONS        DISTRIBUTIONS
FUND                                            (TAX BASIS)          (TAX BASIS)          (TAX BASIS)
Diversified Conservative Income                     0%                  100%                 100%
Diversified Conservative                            0%                  100%                 100%
Diversified Global Moderate Growth                  0%                  100%                 100%
Diversified Moderate Growth                         0%                  100%                 100%
Diversified Global Growth                           0%                  100%                 100%
Diversified Global Stock                            0%                  100%                 100%
Diversified U.S. Stock                              0%                  100%                 100%

                                                    (C)                  (D)
                                                 QUALIFYING          TAX-EXEMPT
FUND                                            DIVIDENDS(1)           INTEREST
Diversified Conservative Income                     5%                    0%
Diversified Conservative                            7%                    0%
Diversified Global Moderate Growth                 11%                    0%
Diversified Moderate Growth                        15%                    0%
Diversified Global Growth                          27%                    0%
Diversified Global Stock                          100%                    0%
Diversified U.S. Stock                            100%                    0%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
Items (A) and (B) are based on the percentage of each Fund's total distribution. Items (C) and (D) are based on the percentage of ordinary income distributions of each Fund.

--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2003                   33

Notes

Notes

Notes

SEI ASSET ALLOCATION TRUST Annual Report March 31, 2003


Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco

OFFICERS
Edward D. Loughlin
PRESIDENT, CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER, CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Lydia A. Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Todd B. Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY

Christine M. McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT, ASSISTANT SECRETARY

INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR AND SHAREHOLDER SERVICING AGENT
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[Background Omitted]

[LOGO OMITTED]

[Logo of SEI Investments Omitted]

SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1-800-342-5734)

SEI-F-121 (3/03)